Other Non-Current Liabilities (Details) - USD ($)		6 Months Ended
	Jun. 10, 2024	Dec. 31, 2024	Mar. 19, 2024	Dec. 27, 2023	Sep. 14, 2023	Aug. 08, 2023	Jun. 20, 2023
Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Fixed price per share (in Dollars per share)		$ 10
Converted price per share (in Dollars per share)		$ 8.33
Promissory Note 1 [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Loan amount							$ 150,000
Promissory Note 2 [Member]
Other Non-Current Liabilities [Line Items]
Converted into shares (in Shares)		25,200
Promissory Note 2 [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Loan amount						$ 210,000
Promissory Note 3 [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Loan amount					$ 140,000
Promissory Note 4 [Member]
Other Non-Current Liabilities [Line Items]
Converted into shares (in Shares)		36,000
Promissory Note 4 [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Loan amount				$ 300,000
Promissory Note 5 [Member]
Other Non-Current Liabilities [Line Items]
Converted into shares (in Shares)		42,000
Promissory Note 5 [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Loan amount			$ 350,000
Promissory Note [Member] | Plutonian Investments LLC [Member]
Other Non-Current Liabilities [Line Items]
Total amount of third party	$ 1,150,000
Term payable	3 years